Additional Information to the Statements of Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2019
Additional Information to the Statements of Comprehensive Loss [Abstract]
Schedule of additional information on revenues
	Year ended December 31,
	2019	2018	2017
Revenues from lease	$13,218	$9,569	$6,654
Revenues from sale	9,883	6,828	4,491

	$23,101	$16,397	$11,145

Schedule of geographic information
	Year ended December 31,
	2019	%	2018	%	2017	%
U.S.	$20,636	89	$14,478	88	$9,957	89
Europe	1,353	6	1,102	7	871	8
Israel	267	1	371	2	180	2
Other	845	4	446	3	137	1

	$23,101	100	$16,397	100	$11,145	100

Schedule of future minimum lease payments to be received under non-cancellable operating leases

	Year ended December 31,
	2019	2018
Not later than one year	$8,527	$7,884
Later than one year and not later than five years	12,723	13,402
Later than five years	571	148

Total future minimum lease payments under non cancellable operating leases	$21,821	$21,434

Schedule of cost of revenues
	Year ended December 31,
	2019	2018	2017
Cost of revenues—lease	$2,656	$1,923	$1,483
Cost of revenues—sales	2,473	1,666	1,112

	$5,129	$3,589	$2,595

Schedule of research and development expenses, net

	Year ended December 31,
	2019	2018	2017
Salaries and related benefits	$3,338	$3,365	$2,954
Subcontractors	2,620	2,241	1,584
Laboratory materials	687	491	453
Patents	334	198	134
Share-based payment	399	31	180
Travel	112	65	35
Depreciation	39	31	35
Other	604	658	362
Less—Government grants	(257)	(924)	(394)

	$7,876	$6,156	$5,343

Schedule of selling and marketing expenses

	Year ended December 31,
	2019	2018	2017
Salaries and related benefits	$6,419	$4,252	$3,597
Agent commissions	221	215	138
Marketing	5,239	2,891	1,690
Travel	1,176	865	777
Share-based payment	214	122	129

	$13,269	$8,345	$6,331

Schedule of general and administrative expenses

	Year ended December 31,
	2019	2018	2017
Salaries and related benefits	$1,774	$1,235	$1,179
Professional fees and office expenses	1,770	1,176	1,002
Depreciation	81	30	20
Travel	222	127	64
Allowance for doubtful accounts	835	296	503
Share-based payment	621	557	719

	$5,303	$3,421	$3,487

Schedule of finance income and expense

	Year ended December 31,
	2019	2018	2017
Finance income:
Interest-income revaluation of bank deposits	$175	$44	$22
Revaluation of warrants	62	—	38
Exchange rate differences	—	—	73

	$237	$44	$133

Finance expense:
Liability in respect of research and development grants	$969	$519	$273
Interest expense and amortization of deferred costs- loan from bank	283	354	87
Bank commissions	108	41	47
Revaluation of warrants	—	28	—
Exchange rate differences	192	258	—
Interest expense of lease liability	115	—	—

	$1,667	$1,200	$407